CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Redeemable Preferred Stock	Parent [Member]	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Noncontrolling Interest	Total
Temporary Equity, Beginning Balance at Dec. 31, 2019	$ 549,837
Temporary Equity, Beginning Balance (in shares) at Dec. 31, 2019	543,526
Stockholders Equity, Beginning Balance at Dec. 31, 2019		$ (306,877)	$ 1,533	$ 1,054,600	$ (1,283,315)	$ (79,695)	$ 47,907	$ (258,970)
Beginning balance (in shares) at Dec. 31, 2019			153,302,255
Issuance of common stock in connection with employee stock option exercise (in shares)			1,250
Equity-based compensation activity		8,007		8,007				8,007
Redeemable Preferred Stock dividend								64,100
Redeemable Preferred Stock dividend	$ (64,120)	(64,120)		(64,120)				$ (64,120)
Redeemable Preferred Stock dividend (in shares)	63,384
Temporary Equity, ending Balance at Dec. 31, 2020	$ 613,957
Temporary Equity, ending Balance (in shares) at Dec. 31, 2020	606,910							606,910
Stockholders Equity, ending Balance at Dec. 31, 2020		(367,288)	$ 1,533	998,487	(1,320,508)	(46,800)	47,728	$ (319,560)
Ending balance (in shares) at Dec. 31, 2020			153,303,505
Temporary Equity, ending Balance at Dec. 31, 2020	$ 613,957
Temporary Equity, ending Balance (in shares) at Dec. 31, 2020	606,910							606,910
Stockholders Equity, ending Balance at Dec. 31, 2020		(367,288)	$ 1,533	998,487	(1,320,508)	(46,800)	47,728	$ (319,560)
Ending balance (in shares) at Dec. 31, 2020			153,303,505
Temporary Equity, Beginning Balance at Dec. 31, 2020	$ 613,957
Temporary Equity, Beginning Balance (in shares) at Dec. 31, 2020	606,910							606,910
Stockholders Equity, Beginning Balance at Dec. 31, 2020		(367,288)	$ 1,533	998,487	(1,320,508)	(46,800)	47,728	$ (319,560)
Beginning balance (in shares) at Dec. 31, 2020			153,303,505
Net loss		42,128			42,128		141	42,269
Other comprehensive loss		(8,755)				(8,755)	(2)	(8,757)
Equity-based compensation activity		3,202		3,202				3,202
Redeemable Preferred Stock dividend	$ 34,426							34,400
Redeemable Preferred Stock dividend (shares)	34,031
Redeemable Preferred Stock dividend		(34,426)		(34,426)				(34,426)
Temporary Equity, ending Balance at Jun. 30, 2021	$ 648,383
Temporary Equity, ending Balance (in shares) at Jun. 30, 2021	640,941
Stockholders Equity, ending Balance at Jun. 30, 2021		(365,139)	$ 1,533	967,263	(1,278,380)	(55,555)	47,867	$ (317,272)
Ending balance (in shares) at Jun. 30, 2021			153,303,505
Temporary Equity, Beginning Balance at Dec. 31, 2020	$ 613,957
Temporary Equity, Beginning Balance (in shares) at Dec. 31, 2020	606,910							606,910
Stockholders Equity, Beginning Balance at Dec. 31, 2020		(367,288)	$ 1,533	998,487	(1,320,508)	(46,800)	47,728	$ (319,560)
Beginning balance (in shares) at Dec. 31, 2020			153,303,505
Issuance of common stock in connection with employee stock option exercise		35		35				$ 35
Issuance of common stock in connection with employee stock option exercise (in shares)			10,000					10
Equity-based compensation activity		6,440		6,440				$ 6,440
Redeemable Preferred Stock dividend								71,400
Redeemable Preferred Stock dividend	$ (71,393)	(71,393)		(71,393)				(71,393)
Redeemable Preferred Stock dividend (in shares)	70,574
Temporary Equity, ending Balance at Dec. 31, 2021	$ 685,350							$ 685,350
Temporary Equity, ending Balance (in shares) at Dec. 31, 2021	677,484							677,484
Stockholders Equity, ending Balance at Dec. 31, 2021		(346,741)	$ 1,533	933,569	(1,203,440)	(78,403)	48,056	$ (298,685)
Ending balance (in shares) at Dec. 31, 2021			153,313,505
Temporary Equity, ending Balance at Jun. 30, 2021	$ 648,383
Temporary Equity, ending Balance (in shares) at Jun. 30, 2021	640,941
Stockholders Equity, ending Balance at Jun. 30, 2021		(365,139)	$ 1,533	967,263	(1,278,380)	(55,555)	47,867	(317,272)
Ending balance (in shares) at Jun. 30, 2021			153,303,505
Temporary Equity, Beginning Balance at Dec. 31, 2021	$ 685,350							$ 685,350
Temporary Equity, Beginning Balance (in shares) at Dec. 31, 2021	677,484							677,484
Stockholders Equity, Beginning Balance at Dec. 31, 2021		(346,741)	$ 1,533	933,569	(1,203,440)	(78,403)	48,056	$ (298,685)
Beginning balance (in shares) at Dec. 31, 2021			153,313,505
Temporary Equity, Beginning Balance at Dec. 31, 2021	$ 685,350							$ 685,350
Temporary Equity, Beginning Balance (in shares) at Dec. 31, 2021	677,484							677,484
Stockholders Equity, Beginning Balance at Dec. 31, 2021		(346,741)	$ 1,533	933,569	(1,203,440)	(78,403)	48,056	$ (298,685)
Beginning balance (in shares) at Dec. 31, 2021			153,313,505
Net loss		63,427			63,427		375	63,802
Other comprehensive loss		(33,363)				(33,363)	(1)	(33,364)
Cumulative Effect of Accounting Change - Adoption of ASU 2019-12 (See Note 2)		(1,360)			(1,360)			(1,360)
Issuance of common stock in connection with employee stock option exercise		29		29				29
Issuance of common stock in connection with employee stock option exercise (in shares)			9,375
Equity-based compensation activity		3,131		3,131				3,131
Redeemable Preferred Stock dividend	$ 38,552							38,500
Redeemable Preferred Stock dividend (shares)	38,109
Redeemable Preferred Stock dividend		(38,552)		(38,552)				(38,552)
Temporary Equity, ending Balance at Jun. 30, 2022	$ 723,902							$ 723,902
Temporary Equity, ending Balance (in shares) at Jun. 30, 2022	715,593							715,593
Stockholders Equity, ending Balance at Jun. 30, 2022		(353,429)	$ 1,533	898,177	(1,141,373)	(111,766)	48,430	$ (304,999)
Ending balance (in shares) at Jun. 30, 2022			153,322,880
Temporary Equity, ending Balance at Jun. 30, 2022	$ 723,902							$ 723,902
Temporary Equity, ending Balance (in shares) at Jun. 30, 2022	715,593							715,593
Stockholders Equity, ending Balance at Jun. 30, 2022		$ (353,429)	$ 1,533	$ 898,177	$ (1,141,373)	$ (111,766)	$ 48,430	$ (304,999)
Ending balance (in shares) at Jun. 30, 2022			153,322,880